Supplementry Financial Statement Information (Details) - Schedule of Basic and Diluted Loss Per Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Loss Per Share Abstract
Numerator for diluted net loss per Ordinary Share - net loss attributable to shareholders	$ (9,360)	$ (11,092)	$ (11,017)
Denominator for diluted loss per share – weighted number of Ordinary Shares	1,952,097	1,462,776	1,193,447
Dilutive loss per Ordinary Share (in dollars)	$ (4.79)	$ (7.58)	$ (9.23)